Organization and Summary of Significant Accounting Policies - Schedule of Assumptions to value Derivative Liabilities (Details)	3 Months Ended
Mar. 31, 2016
Annual dividend yield
Minimum [Member]
Expected life (years)	2 years 10 months 2 days
Risk-free interest rate	0.87%
Expected volatility	122.47%
Maximum [Member]
Expected life (years)	3 years
Risk-free interest rate	1.11%
Expected volatility	123.56%